Annual Total Returns (Vanguard Information Technology Index Fund - Admiral Shares Retail) (Vanguard Information Technology Index Fund, Vanguard Information Technology Index Fund - Admiral Shares)	12 Months Ended
Aug. 31, 2013
Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Annual Total Return
2012	14.04%
2011	0.53%
2010	12.72%
2009	61.72%
2008	(42.86%)
2007	14.93%
2006	8.93%
2005	2.85%